RELATED PARTY TRANSACTIONS (Schedule of Compensation of Key Management Personnel) (Details) - USD ($)	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Disclosure of transactions between related parties [abstract]
Director's cash compensation	$ 290,463	$ 55,858
Director's share-based compensation	604,970	446,652
Key management's cash compensation	859,394	940,323
Key management's share-based compensation	1,709,004	2,205,258
Total compensation of key management personnel	$ 3,463,831	$ 3,648,091